Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Assumptions Used for Valuation of Fair Value Liabilities

Assumptions utilized in the valuation of Level 3 liabilities are described as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2016	2015	2016	2015
Risk-free interest rate	0.58% - 1.08%	0.22% - 1.01%	0.58% - 1.16%	0.02% - 1.30%
Expected term (years)	2.28 - 5.00	1.00 - 4.66	2.28 - 5.00	1.00 - 5.05
Expected volatility	123% - 139%	89% - 95%	114% - 139%	84% - 95%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

Assumptions utilized in the valuation of Level 3 liabilities are described as follows:

	For the Years Ended December 31,
	2015	2014
Risk-free interest rate	0.02% - 1.30%	1.10%
Expected term (years)	1.00 - 5.05	2.78 - 4.98
Expected volatility	84% - 105%	84%
Expected dividend yield	0.00%	0.00%

Summary of Changes in Fair Value of Warrant Liabilities Measured at Recurring Basis

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities and warrants payable that are measured at fair value on a recurring basis:

Derivative Liabilities
Beginning balance as of January 1, 2016	$1,350,881
Issuance of warrants	251,011
Change in fair value of derivative liability	2,038,366
Ending balance as of June 30, 2016	$3,640,258

Warrants Payable
Beginning balance as of January 1, 2016	$77,761
Provision for new warrant issuances	969
Accrual of other warrant obligations	61,454
Change in fair value of warrants payable	154,922
Issuance of warrants	–
Ending balance as of June 30, 2016	$295,106

The following table sets forth a summary of the changes in the fair value of Level 3 warrant liabilities that are measured at fair value on a recurring basis:

	December 31,
	2015	2014
Derivative Liabilities
Beginning balance as of January 1,	$3,635,294	$9,511,364
Issuance of Series C derivative liability	—	529,905
Issuance of warrants	501,259	—
Change in classification	281,403	914,977
Change in fair value of derivative liability	(3,067,075)	(2,975,597)
Extinguishment	—	(4,345,355)
Ending balance as of December 31,	$1,350,881	$3,635,294
Warrants Payable
Beginning balance as of January 1,	$63,533	$1,216,000
Provision for new warrant issuances	6,059	66,963
Accrual of other warrant obligations	221,709	—
Change in fair value of warrants payable	(201,621)	(34,240)
Change in estimate	—	(925,500)
Issuance of warrants	(11,919)	(259,690)
Ending balance as of December 31,	$77,761	$63,533

Summary of Assets and Liabilities Measured at Fair Value Recurring and Nonrecurring Basis

Assets and liabilities measured at fair value on a recurring or nonrecurring basis are as follows:

	June 30, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$–	$–	$3,640,258	$3,640,258
Warrants Payable	–	–	295,106	295,106
Total liabilities	$–	$–	$3,935,364	$3,935,364

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$–	$–	$1,350,881	$1,350,881
Warrants payable	–	–	77,761	77,761
Total liabilities	$–	$–	$1,428,642	$1,428,642

Assets and liabilities measured at fair value on a recurring or nonrecurring basis are as follows:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$1,350,881	$1,350,881
Warrants payable	—	—	77,761	77,761
Total liabilities	$—	$—	$1,428,642	$1,428,642

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$3,635,294	$3,635,294
Warrants payable	—	—	63,533	63,533
Total liabilities	$—	$—	$3,698,827	$3,698,827